Financial expense, net (Tables)	9 Months Ended
Sep. 30, 2021
Financial expense, net [Abstract]
Financial income
The following table sets forth financial income and expenses for the nine-month periods ended September 30, 2021 and 2020:

	For the nine-month period ended September 30,
Financial income	2021	2020
	($ in thousands)
Interest income from loans and credits	1,549	6,124
Interest rate gains on derivatives: cash flow hedges	299	288
Total	1,848	6,413

Financial expenses
	For the nine-month period ended September 30,
Financial expenses	2021	2020
Expenses due to interest:	($ in thousands)
- Loans from credit entities	(180,898)	(186,769)
- Other debts	(51,167)	(56,578)
Interest rate losses on derivatives: cash flow hedges	(44,935)	(46,092)
Total	(277,000)	(289,439)

Other financial income and expenses
The following table sets out Other financial income and expenses for the nine-month periods ended September 30, 2021, and 2020:

	For the nine-month period ended September 30,
Other financial income / (expenses)	2021	2020
	($ in thousands)
Other financial income	35,355	162,984
Other financial losses	(13,671)	(100,387)
Total	21,684	62,597